                          PORTFOLIO OF INVESTMENTS (Unaudited)
                          NUVEEN SENIOR INCOME FUND (NSL)
                          October 31, 2002
                                                                                    RATINGS*
  PRINCIPAL                                                                   --------------------         STATED            MARKET
AMOUNT (000)  DESCRIPTION                                                     MOODY'S          S&P      MATURITY**            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              VARIABLE RATE SENIOR LOAN INTERESTS(1) AND INTEREST
              BEARING SECURITIES - 154.3% (89.4% OF TOTAL ASSETS)

              AEROSPACE/DEFENSE - 11.7% (6.8% OF TOTAL ASSETS)
    $ 4,924   DeCrane Aircraft Holdings, Inc., Term Loan D                      B2             B+         12/17/06       $ 3,791,603
     10,802   The Fairchild Corporation, Term Loan B                            B1             B+         04/30/06        10,478,134
      4,549   United Defense Industries, Inc., Term Loan B                      Ba3            BB-        08/13/09         4,556,599
      1,145   Vought Aircraft Industries, Inc., Term Loan A                     NR             NR         06/30/06         1,104,139
        388   Vought Aircraft Industries, Inc., Term Loan B                     NR             NR         07/26/07           376,491
        161   Vought Aircraft Industries, Inc., Term Loan C                     NR             NR         07/26/08           155,752
      3,720   Vought Aircraft Industries, Inc., Term Loan X                     NR             NR         12/31/06         3,627,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          24,089,718
------------------------------------------------------------------------------------------------------------------------------------
              AUTOMOTIVE - 8.8% (5.1% OF TOTAL ASSETS)
      1,224   Federal-Mogul Corporation, Term Loan A (b)                        NR             NR         02/24/04           679,592
      5,551   Federal-Mogul Corporation, Term Loan B (b)                        NR             NR         02/24/05         3,062,152
      3,250   Metaldyne Company/Metalync Company, LLC, Term Loan D              B1             BB-        12/31/09         3,160,625
      9,318   MetalForming Technologies, Inc., Term Loan B                      NR             NR         06/30/06         5,590,972
      1,014   Tenneco Auto, Inc., Revolver Loan                                 B2             B          11/04/05           554,230
      5,381   Tenneco Auto, Inc., Term Loan A                                   B2             B          11/04/05         5,055,109
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          18,102,680
------------------------------------------------------------------------------------------------------------------------------------
              BEVERAGE, FOOD & TOBACCO - 15.0% (8.5% OF TOTAL ASSETS)
      2,000   Agrilink Foods Inc., Term Loan B                                  Ba3            B+         08/20/08         2,005,000
      1,576   Cott Corporation, Purchase Money Term Loan                        NR             BB         12/31/06         1,581,617
        183   Cott Corporation, Working Capital Term Loan                       NR             BB         12/31/06           183,610
      3,990   Dean Foods Company, Term Loan B                                   Ba2            BB+        07/15/08         3,992,238
      7,168   Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B             NR             NR         10/07/07         7,175,434
      1,897   Eagle Family Foods, Inc., Term Loan                               B1             B          12/31/05         1,811,432
      3,141   Flowers Foods, Inc., Term Loan B                                  Ba2            BBB-       03/26/07         3,155,335
      1,975   Interstate Brands Corporation, Term Loan B                        Ba1            BBB-       07/19/07         1,978,950
      3,287   Merisant Company, Term Loan B                                     Ba3            BB-        03/30/07         3,298,641
      5,500   Pinnacle Foods Corporation, Term Loan                             Ba3            BB-        05/22/08         5,510,313
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          30,692,570
------------------------------------------------------------------------------------------------------------------------------------
              BROADCASTING/CABLE - 3.1% (1.8% OF TOTAL ASSETS)
      2,000   Century Cable Holdings, LLC, Discretionary Term Loan (b)          NR             NR         12/31/09         1,367,083
      1,640   Century Cable Holdings, LLC, Revolver (b)                         NR             NR         10/25/10         1,089,233
      2,000   Century Cable Holdings, LLC, Revolver (b)                         NR             NR         10/25/10         1,328,333
      3,317   Charter Communications Operating, LLC, Incremental Term Loan      B1             BB         09/18/08         2,644,120
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,428,769
------------------------------------------------------------------------------------------------------------------------------------
              BROADCASTING/RADIO - 3.1% (1.8% OF TOTAL ASSETS)
      4,667   Citadel Broadcasting Company, Term Loan B                         NR             NR         06/26/09         4,695,833
      1,737   Emmis Communications Company, Term Loan B                         Ba2            B+         08/31/09         1,743,385
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,439,218
------------------------------------------------------------------------------------------------------------------------------------
              BROADCASTING/TELEVISION - 1.0% (0.6% OF TOTAL ASSETS)
      2,000   Gray Television, Term Loan B                                      Ba3            B+         12/31/10         2,010,625
------------------------------------------------------------------------------------------------------------------------------------
              BUILDINGS & REAL ESTATE - 1.9% (1.1% OF TOTAL ASSETS)
      2,000   URS Corporation, Term Loan B                                      Ba3            BB-        08/22/08         1,970,000
      1,980   Williams Scotsman, Inc., Term Loan                                B1             BB-        12/31/06         1,970,925
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,940,925
------------------------------------------------------------------------------------------------------------------------------------
              CARGO TRANSPORTATION - 3.9% (2.3% OF TOTAL ASSETS)
      8,190   North American Van Lines, Inc., Term Loan B                       B1             B+         11/18/07         8,032,717
------------------------------------------------------------------------------------------------------------------------------------
              CHEMICALS, PLASTICS, & RUBBER - 6.1% (3.6% OF TOTAL ASSETS)
      4,942   Buckeye Technologies, Inc., Revolver Loan                         NR             NR         03/31/05         4,654,360
      1,366   CP Kelco ApS, Inc., Term Loan B                                   B3             B+         03/31/08         1,241,324
        456   CP Kelco ApS, Inc., Term Loan C                                   B3             B+         09/30/08           414,443
      1,923   Ineos US Finance, LLC, Term Loan C                                Ba3            BB         06/30/09         1,915,779
      1,995   OM Group, Inc., Term Loan C                                       Ba3            BB-        04/01/06         1,556,100
      2,893   Resolution Performance Products, LLC, Term Loan B                 B1             BB-        11/14/08         2,898,281
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          12,680,287
------------------------------------------------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS - 2.2% (1.3% OF TOTAL ASSETS)
      4,489   Mueller Group, Inc., Term Loan E                                  B1             B+         06/20/08         4,479,773
------------------------------------------------------------------------------------------------------------------------------------
              CONTAINERS, PACKAGING & GLASS - 9.9% (5.7% OF TOTAL ASSETS)
      3,650   Graham Packaging Company, Term Loan B                             B2             B          01/31/06         3,620,941
      3,024   Graham Packaging Company, Term Loan C                             B2             B          01/31/07         3,000,212
      1,995   Greif Bros. Corporation, Term Loan C                              Ba3            BB         08/23/09         1,998,242
      4,846   Smurfit-Stone Container Corporation, Term Loan B                  Ba3            NR         06/30/09         4,778,005
      2,154   Smurfit-Stone Container Corporation, Term Loan C                  Ba3            NR         06/30/09         2,125,128
      1,835   United States Can Company, Term Loan A                            B2             B          01/04/06         1,541,333
      3,961   United States Can Company, Term Loan B                            B2             B          10/04/08         3,300,062
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          20,363,923
------------------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED MANUFACTURING - 9.6% (5.6% OF TOTAL ASSETS)
      2,204   Blount, Inc., Term Loan B                                         B3             B          06/30/06         2,167,073
      6,049   Dayco Products, LLC, Term Loan B                                  Ba3            BB-        05/31/07         6,038,221
      6,505   Flowserve Corporation, Term Loan C                                Ba3            BB-        06/30/09         6,437,937

      2,932   GenTek, Inc., Term Loan C (b)                                     Caa2           NR         10/31/07         1,548,357
      5,390   Western Industries Holding, Inc., Term Loan B                     NR             NR         06/23/06         3,638,211
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          19,829,799
------------------------------------------------------------------------------------------------------------------------------------
              ECOLOGICAL - 0.3% (0.2% OF TOTAL ASSETS)
        630   Stericycle, Inc., Term Loan B                                     B1             BB-        09/30/07           633,289
------------------------------------------------------------------------------------------------------------------------------------
              FARMING & AGRICULTURAL - 1.9% (1.1% OF TOTAL ASSETS)
      3,908   Shemin Holdings Corporation, Term Loan B                          NR             NR         01/28/07         3,864,464
------------------------------------------------------------------------------------------------------------------------------------
              HEALTHCARE - 3.1% (1.8% OF TOTAL ASSETS)
      4,500   Community Health Systems, Inc., Term Loan B                       NR             NR         07/16/09         4,495,077
      1,978   Triad Hospitals, Inc., Term Loan B                                Ba3            B+         09/30/08         1,988,320
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,483,397
------------------------------------------------------------------------------------------------------------------------------------
              HOTELS, MOTELS, INNS & GAMING - 19.0% (10.9% OF TOTAL ASSETS)
      3,980   Alliance Gaming Corporation, LLC, Term Loan                       B1             B+         12/31/06         4,009,850
      2,937   Ameristar Casino, Inc., Term Loan B                               Ba3            BB-        12/20/06         2,952,172
      1,361   Extended Stay America, Inc., Term Loan B                          Ba3            BB-        01/15/08         1,353,231
      2,988   Las Vegas Sands, Inc., Term Loan B                                NR             B+         06/04/08         2,998,080
      3,200   Mandalay Resort Group, Bond, 6.750%                               Ba3            BB-        07/15/03         3,236,000
      7,000   Mandalay Resort Group, Term Loan                                  NR             NR         08/22/06         6,957,710
      3,058   MGM Grand, Bond, 6.950%                                           Ba1            BBB-       02/01/05         3,120,661
      4,193   Park Place Entertainment, Bond, 7.875%                            Ba2            BB+        12/15/05         4,224,448
      3,285   Park Place Entertainment, Revolver                                NR             BBB-       12/31/03         3,192,233
      7,674   Wyndham International, Inc., Increasing Rate Loan                 NR             B-         06/30/04         5,915,524
      1,435   Wyndham International, Inc., Term Loan B                          NR             B-         06/30/06         1,084,306
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          39,044,215
------------------------------------------------------------------------------------------------------------------------------------
              INSURANCE - 4.8% (2.8% OF TOTAL ASSETS)
      9,957   Conseco, Inc., Term Loan                                          NR             NR         12/31/03         5,807,978
      4,800   GAB Robbins North America, Inc., Term Loan B                      NR             NR         12/01/05         4,080,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           9,887,978
------------------------------------------------------------------------------------------------------------------------------------
              LEISURE & ENTERTAINMENT - 4.3% (2.5% OF TOTAL ASSETS)
      3,156   Fitness Holdings Worldwide, Inc., Term Loan B                     NR             B          11/02/06         3,081,224
      6,000   Fitness Holdings Worldwide, Inc., Term Loan C                     NR             B          11/02/07         5,858,666
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           8,939,890
------------------------------------------------------------------------------------------------------------------------------------
              NATURAL RESOURCES/OIL & GAS - 3.2% (1.8% OF TOTAL ASSETS)
      4,872   Tesoro Petroleum Corp., Term Loan A                               Ba3            BB         12/31/06         4,116,955
      2,872   Tesoro Petroleum Corp., Term Loan B                               Ba3            BB         12/31/07         2,451,573
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           6,568,528
------------------------------------------------------------------------------------------------------------------------------------
              NON-DURABLE CONSUMER PRODUCTS - 5.4% (3.2% OF TOTAL ASSETS)
      7,655   Norwood Promotional Products, Inc., Term Loan A                   NR             NR         02/01/05         6,621,303
      5,207   Norwood Promotional Products, Inc., Term Loan B                   NR             NR         02/01/05           598,836
      1,459   Norwood Promotional Products, Inc., Term Loan C                   NR             NR         02/01/05            43,763
      3,980   Playtex Products, Inc., Term Loan C                               Ba3            BB-        05/31/09         3,966,319
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          11,230,221
------------------------------------------------------------------------------------------------------------------------------------
              PAPER & FOREST PRODUCTS - 1.3% (0.8% OF TOTAL ASSETS)
     12,683   California Pollution Control Financing Authority, CanFibre
                of Riverside Project, Bonds (a)(b)(d)                           NR             NR         07/01/14         1,804,838
      6,849   California Pollution Control Financing Authority, CanFibre
                of Riverside Project, Bonds (a)(b)(d)                           NR             NR         07/01/19           974,613
      7,000   CanFibre of Lackawana, LLC, Construction Loan (a)(b)(c)(e)        NR             NR         12/01/13                 -
      1,200   CanFibre of Lackawana, LLC, First Stabilization Fund
                Letter of Credit (a)(b)(c)(e)                                   NR             NR         12/01/13                 -
     10,000   CanFibre of Riverside, Inc., Equity Contribution
                Letter of Credit (a)(b)(c)(d)                                   NR             NR         07/01/09                 -
        533   CanFibre of Riverside, Inc., Working Capital Loan (a)(b)(c)(d)    NR             NR         12/31/02                 -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           2,779,451
------------------------------------------------------------------------------------------------------------------------------------
              PERSONAL & MISCELLANEOUS SERVICES - 4.2% (2.4% OF TOTAL ASSETS)
      3,970   Adams Outdoor Advertising Limited Partnership, Term Loan B        B1             B+         02/01/08         3,982,406
      2,000   Lamar Media Corp., Incremental Loan C                             Ba2            BB-        02/01/07         2,004,750
      1,683   Weight Watchers International, Inc., Term Loan B                  Ba1            BB-        09/30/06         1,692,541
        997   Weight Watchers International, Inc., Term Loan C                  Ba1            BB-        09/30/06         1,002,987
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           8,682,684
------------------------------------------------------------------------------------------------------------------------------------
              PRINTING & PUBLISHING - 7.3% (4.2% OF TOTAL ASSETS)
      6,853   American Media Operations, Inc., Term Loan C                      Ba3            B+         04/01/07         6,910,347
      5,000   Media News Group, Term Loan                                       NR             NR         12/31/06         4,912,500
      3,955   PRIMEDIA, Inc., Term Loan B                                       NR             B          06/30/09         3,220,051
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          15,042,898
------------------------------------------------------------------------------------------------------------------------------------
              RESTAURANTS & FOOD SERVICE - 2.4% (1.4% OF TOTAL ASSETS)
      4,988   Dominos Pizza, Inc., Term Loan B                                  Ba3            BB-        06/30/08         4,999,969
------------------------------------------------------------------------------------------------------------------------------------
              RETAIL/CATALOG - 1.5% (0.9% OF TOTAL ASSETS)
      4,575   Micro Warehouse, Inc., Term Loan B                                NR             NR         01/31/07         3,145,344
------------------------------------------------------------------------------------------------------------------------------------
              RETAIL/SPECIALTY - 1.9% (1.1% OF TOTAL ASSETS)
      3,942   Rite Aid Corporation, Term Loan A                                 B2             BB-        06/27/05         3,882,835
------------------------------------------------------------------------------------------------------------------------------------
              RETAIL/STORES - 1.4% - (0.8% OF TOTAL ASSETS)
      4,605   Kmart Corporation, Revolver (a)(b)                                NR             NR         12/06/02         1,044,963
      1,906   SDM Corporation, Term Loan F                                      Ba1            BBB+       02/04/09         1,910,647
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           2,955,610
------------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS/CELLULAR/PCS - 4.6% (2.7% OF TOTAL ASSETS)
        484   Airgate PCS, Inc., Tranche I Loan                                 NR             NR         06/06/07           350,692
      4,586   Airgate PCS, Inc., Tranche II Loan                                NR             NR         09/30/08         3,206,840
      9,250   Centennial Cellular Operating Company, LLC, Term Loan A           B1             B+         11/30/06         6,035,625
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           9,593,157
------------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER
                (CLEC) - 0.9% (0.5% OF TOTAL ASSETS)
      3,743   RCN Corporation, Term Loan B                                      Caa1           CCC+       06/03/07         1,809,766
      5,000   WCI Capital Corporation, Term Loan B (a)(b)                       NR             NR         09/30/07            81,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           1,891,016
------------------------------------------------------------------------------------------------------------------------------------

              TELECOMMUNICATIONS/HYBRID - 2.1% (1.2% OF TOTAL ASSETS)
      5,000   Nextel Communications, Inc., Term Loan A                          Ba3            BB-        12/31/07         4,316,668
------------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.4%
                (0.3% OF TOTAL ASSETS)
        920   Arch Wireless Holding, Inc., Senior Subordinated
                Secured Notes                                                   NR             NR         05/15/07           749,457
        578   Arch Wireless Holding, Inc., Subordinated Secured
                Compounding Notes (a)                                           NR             NR         05/15/09           158,892
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             908,349
------------------------------------------------------------------------------------------------------------------------------------
              TEXTILES & LEATHER - 1.8% (1.0% OF TOTAL ASSETS)
      3,639   Norcross Safety Products, LLC, Term Loan                          NR             NR         09/30/04         3,616,057
------------------------------------------------------------------------------------------------------------------------------------
              TRANSPORTATION/RAIL MANUFACTURING - 1.2% (0.7% OF TOTAL ASSETS)
      2,544   Kansas City Southern Railway Company, Term Loan B                 Ba1            BB+        12/29/06         2,544,332
------------------------------------------------------------------------------------------------------------------------------------
              UTILITIES - 5.0% (2.9% OF TOTAL ASSETS)
      2,363   AES EDC Funding II, LLC, Term Loan                                NR             NR         07/15/05         1,597,641
      3,900   TNP Enterprises, Inc., Term Loan                                  Ba2            BB+        03/30/06         3,900,000
      5,000   Westar Energy, Term Loan B                                        NR             NR         01/01/09         4,803,128
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          10,300,769
------------------------------------------------------------------------------------------------------------------------------------
              Total Variable Rate Senior Loan Interests and Interest Bearing Securities (cost $359,739,273)              318,402,125
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                              MARKET
SHARES (000)  DESCRIPTION                                                                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
              EQUITIES - 1.6% (0.9% OF TOTAL ASSETS)
              BUILDINGS & REAL ESTATE - 1.6% (0.9% OF TOTAL ASSETS)
        224   Washington Group International, Inc., Equity Shares (a)                                                      3,023,045
          4   Washington Group International, Inc., Warrants, Series A (a)                                                     2,897
          4   Washington Group International, Inc., Warrants, Series B (a)                                                     2,455
          2   Washington Group International, Inc., Warrants, Series C (a)                                                     1,132
          -   Washington Group International, Inc., Residual Unsecured Claim (a)(f)                                          216,651
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           3,246,180
------------------------------------------------------------------------------------------------------------------------------------
              PAPER & FOREST PRODUCTS - 0.0% (0.0% OF TOTAL ASSETS)
              CanFibre of Lackawana, LLC, Income Participation Certificates, 13 units (a)(b)(c)(e)                                 -
              CanFibre of Riverside, Inc., Income Participation Certificates, 17 units (a)(b)(c)(d)                                -
------------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS/COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC) - 0.0% (0.0% OF TOTAL ASSETS)
              Teligent, Inc., Equity Shares, 50 shares (a)                                                                    52,735
------------------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS/WIRELESS MESSAGING - 0.0% (0.0% OF TOTAL ASSETS)
         99   Arch Wireless Holding, Inc., Equity Shares (a)                                                                  32,814
------------------------------------------------------------------------------------------------------------------------------------
              Total Equities (cost $7,995,410)                                                                             3,331,729
              ----------------------------------------------------------------------------------------------------------------------
  PRINCIPAL                                                                                                      STATED      MARKET
AMOUNT (000)  DESCRIPTION                                                                                      MATURITY       VALUE
------------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 15.5% (9.0% OF TOTAL ASSETS)
   $  31,906  State Street Repurchase Agreement, 1.74%, dated 10/31/02,                                         11/01/02  31,905,698
============    repurchase price $31,907,240, collateralized by U.S. Treasury Bond
              ----------------------------------------------------------------------------------------------------------------------
              Total Short-Term Investments (cost $31,905,698)                                                            31,905,698
              ----------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $399,640,381) - 171.4% (99.3% OF TOTAL ASSETS)                                     353,639,552
              ----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities - 0.8%                                                                        1,723,525
              ----------------------------------------------------------------------------------------------------------------------
              Borrowings Payable - (49.9)%+                                                                            (103,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Taxable Auctioned Preferred Shares, at Liquidation Value - (22.3)%                                        (46,000,000)
              ----------------------------------------------------------------------------------------------------------------------
              Net Assets Applicable to Common Shares - 100%                                                           $ 206,363,077
              ======================================================================================================================

                     NR  Not rated.

                      *  Bank loans rated below Baa by Moody's Investor
                         Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

                     ** Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment.
                         Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

                    (1) Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
                         Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                    (a) At or subsequent to October 31, 2002, this issue was non-income producing.

                    (b) At or subsequent to October 31, 2002, this issue was under the protection of the federal bankruptcy court.

                    (c) Position has a zero cost basis and was acquired as part of a workout program.

                    (d) On January 1, 2002, CFR Holdings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen Funds. CFR Holdings, Inc.
                         has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.

                    (e)  In September of 2002, the Erie County Acquisition
                         Corporation, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Lackawanna) took possession of the CanFibre of Lackawanna assets on behalf of the various Nuveen
                         Funds. Erie County Acquisition Corporation, Inc. has determined that a sale of the facility is in the best interest of shareholders and is proceeding accordingly.

                    (f) Anticipates future distributions from equities and warrants.

                      + Borrowings payable as a percentage of total assets is 28.9%.

                                 See accompanying notes to financial statements.


Statement of Assets and Liabilities October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $399,640,381)                   $353,639,552
Receivables:
    Interest                                                          1,825,016
    Investments sold                                                    546,313
Other assets                                                             65,549
--------------------------------------------------------------------------------
    Total assets                                                    356,076,430
--------------------------------------------------------------------------------

LIABILITIES
Borrowings payable                                                  103,000,000
Management fees payable                                                 121,886
Taxable Auctioned Preferred Share dividends payable                      31,758
Other liabilities                                                       559,709
--------------------------------------------------------------------------------
    Total liabilities                                               103,713,353
--------------------------------------------------------------------------------
Taxable Auctioned Preferred Shares, at liquidation value             46,000,000
--------------------------------------------------------------------------------
Net assets applicable to Common Shares                             $206,363,077
================================================================================
Common Shares outstanding                                            29,746,013
================================================================================
Net asset value per Common Share outstanding (net assets
    applicable to Common Shares, divided by Common Shares
    outstanding)                                                   $       6.94
================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common Shares, $.01 par value per share                            $    297,460
Paid-in surplus                                                     282,629,311
Undistributed net investment income                                       1,225
Accumulated net realized gain (loss) from investments               (30,564,090)
Net unrealized appreciation (depreciation) of investments           (46,000,829)
--------------------------------------------------------------------------------
Net assets applicable to Common Shares                             $206,363,077
================================================================================
Authorized shares:
    Common                                                            Unlimited
    Taxable Auctioned Preferred                                       Unlimited
================================================================================


                                 See accompanying notes to financial statements.

Statement of Operations Three Months Ended October 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                           $  5,513,800
Fees                                                                     83,664
--------------------------------------------------------------------------------
Total investment income                                               5,597,464
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                         776,366
Taxable Auctioned Preferred Shares - auction fees                        28,986
Taxable Auctioned Preferred Shares - dividend disbursing
    agent fees                                                            1,512
Shareholders' servicing agent fees and expenses                           3,262
Interest expense                                                        507,698
Commitment fees                                                          83,241
Custodian's fees and expenses                                            71,923
Trustees' fees and expenses                                              10,082
Professional fees                                                        66,909
Shareholders' reports - printing and mailing expenses                    20,274
Stock exchange listing fees                                               4,268
Investor relations expense                                               15,784
Other expenses                                                           33,539
--------------------------------------------------------------------------------
Total expenses                                                        1,623,844
     Custodian fee credit                                                (1,135)
     Expense waivers from the Adviser                                  (411,017)
--------------------------------------------------------------------------------
Net expenses                                                          1,211,692
--------------------------------------------------------------------------------
Net investment income                                                 4,385,772
--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                            (5,460,497)
Change in net unrealized appreciation (depreciation) of investments  (7,549,563)
--------------------------------------------------------------------------------
Net gain (loss) from investments                                    (13,010,060)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From net investment income                                             (217,122)
From accumulated net realized gains from investments                         --
--------------------------------------------------------------------------------
Decrease in net assets applicable to Common Shares from
      distributions to Taxable Auctioned Preferred Shareholders        (217,122)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common Shares
      from operations                                              $ (8,841,410)
================================================================================

                                 See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

                                                                                                    THREE
                                                                                                   MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                 10/31/02              7/31/02
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                          $ 4,385,772          $ 20,176,893
Net realized gain (loss) from investments                                                       (5,460,497)           (7,840,668)
Change in net unrealized appreciation (depreciation) of investments                             (7,549,563)          (13,369,708)
Distributions to Taxable Auctioned Preferred Shareholders:
     From net investment income                                                                   (217,122)           (1,058,165)
     From accumulated net realized gains from investments                                               --                (5,696)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common Shares from operations               (8,841,410)           (2,097,344)
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                      (4,254,067)          (20,328,659)
From accumulated net realized gains from investments                                                    --               (61,397)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common Shares
      from distributions to Common Shareholders                                                 (4,254,067)          (20,390,056)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common Shares issued to shareholders due to
    reinvestment of distributions                                                                       --               304,528
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common Shares                              (13,095,477)          (22,182,872)
Net assets applicable to Common Shares at the beginning of period                              219,458,554           241,641,426
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Shares at the end of period                                   $206,363,077          $219,458,554
================================================================================================================================

Undistributed net investment income at the end of period                                      $      1,225          $     86,642
================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of Cash Flows Three Months Ended October 31, 2002 (Unaudited)


--------------------------------------------------------------------------------
CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
   FROM OPERATIONS                                                 $ (8,841,410)
--------------------------------------------------------------------------------
Adjustments to Reconcile the Change in Net Assets Applicable to Common Shares from Operations to Net Cash provided by Operating Activities:
   Decrease in investments at value due to net dispositions and
      change in depreciation                                         14,977,956
   Increase in interest receivable                                      (33,281)
   Increase in receivable from investments sold                        (546,313)
   Decrease in other assets                                              78,962
   Decrease in management fees payable                                   (4,257)
   Increase in Taxable Auctioned Preferred Share
      dividends payable                                                  17,776
   Increase in other liabilities                                         56,726
--------------------------------------------------------------------------------
   Net cash provided by operating activities                          5,706,159
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common Shareholders                       (5,711,235)
--------------------------------------------------------------------------------
NET DECREASE IN CASH                                                     (5,076)
Cash at the beginning of period                                           5,076
--------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                          $         --
================================================================================

                                 See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Senior Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common Shares are listed on the New York Stock Exchange and trade under the ticker symbol "NSL". The Fund was organized as a Massachusetts business trust on August 13, 1999.

The Fund seeks to provide a high level of current income by investing primarily in senior secured loans whose interest rates float or adjust periodically based on a benchmark interest rate index. The Fund seeks to increase the income available for distribution to Common Shareholders by utilizing financial leverage.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.


Investment Valuation
The prices of senior loans, bonds and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sale price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide ask prices when current quotations are readily available. The pricing services value senior loans, bonds and other securities for which current quotations are not readily available at fair value using a wide range of market data and other information and analysis, including the obligor's credit characteristics considered relevant by such pricing service to determine valuations. The Board of Trustees of the Fund has approved procedures which permit Nuveen Institutional Advisory Corp. (the "Advisor"), a wholly owned subsidiary of The John Nuveen Company, to determine the fair value of securities for which the applicable pricing service or services is not providing a price, using market data and other factors such as the obligor's credit characteristics, and to override the price provided by the independent pricing service in certain limited circumstances. Short-term investments which mature within 60 days are valued at amortized cost, which approximates market value.

The senior loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior loans is comparatively illiquid relative to markets for other fixed income securities. Because of the comparatively illiquid markets for senior loans, the value of a senior loan, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan.


Investment Transactions
Investment transactions are recorded on a trade date basis.


Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on an accrual basis. Interest income also includes paydown gains and losses on mortgage and asset-backed securities. Facility fees on senior loans purchased are treated as market discounts. Market premiums and discounts are amortized over the expected life of each respective borrowing. Fees consist primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original credit agreement.


Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.


Dividends and Distributions to Common Shareholders
The Fund intends to declare and pay monthly income distributions to Common Shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common Shareholders of net investment income, and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from investment transactions, where applicable.


Taxable Auctioned Preferred Shares
The Fund has issued and outstanding 1,840 Series TH $25,000 stated value Taxable Auctioned Preferred Shares. The dividend rate paid on the Taxable Auctioned Preferred Shares may change every 28 days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period.


Derivative Financial Instruments
The Fund may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not make any such investments during the three months ended October 31, 2002.


Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common Shares from operations during the reporting period. Actual results may differ from those estimates.


2. FUND SHARES

There were no Common Share transactions during the three months ended October 31, 2002.

During the fiscal year ended July 31, 2002, 36,948 Common Shares were issued to shareholders due to reinvestment of distributions.

3. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) during the three months ended October 31, 2002, aggregated $55,847,807 and $48,177,880, respectively.

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on mortgage and asset-backed securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2002, the cost of investments owned was $399,732,697.

The net unrealized depreciation of investments at October 31, 2002, aggregated $46,093,145 of which $2,914,996 related to appreciated securities and $49,008,141 related to depreciated securities.

The tax components of undistributed ordinary income and net realized gains at July 31, 2002, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income *                                       $1,558,180
Undistributed net long-term capital gains                                     --
================================================================================

The tax character of distributions paid during the fiscal year ended July 31, 2002, the Fund's last fiscal year end, were designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from ordinary income *                                 $22,353,020
Distributions from net long-term capital gains                                --
================================================================================

* Ordinary income consists of taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2002, the Fund's last fiscal year end, the Fund had an unused capital loss carryforward of $18,283,863 available to be applied against future capital gains, if any. If not applied, the carryforward will expire in the year 2010.

The Fund has elected to defer net realized losses from investments incurred from November 1, 2001 through July 31, 2002 ("post-October losses") in accordance with Federal income tax regulations. The Fund has $6,727,415 of post-October losses that are treated as having arisen in the following fiscal year.


5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, of .8500 of 1%, which is based upon the average daily managed assets of the Fund. "Managed Assets" means the average daily gross asset value of the Fund, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Taxable Auctioned Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Taxable Auctioned Preferred Shares).

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .45% of the average daily Managed Assets for the period October 29, 1999 (commencement of operations) through October 31, 2004, .35% of the average daily Managed Assets for the year ended October 31, 2005, .25% of the average daily Managed Assets for the year ended October 31, 2006, .15% of the average daily Managed Assets for the year ended October 31, 2007, .10% of the average daily Managed Assets for the year ended October 31, 2008, and .05% of the average daily managed assets for the year ended October 31, 2009. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management ("Symphony"), an indirect wholly owned subsidiary of The John Nuveen Company under which Symphony manages the investment portfolio of the Fund. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates.


6. COMMITMENTS
Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund had unfunded loan commitments of approximately $5.9 million as of October 31, 2002. The Fund generally will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund invests primarily in assignments, participations, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to corporations, partnerships, and other entities. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. At October 31, 2002, the Fund held participation commitments with Bear, Stearns & Co. Inc. and Morgan Stanley. At October 31, 2002, the par values of the commitments were $2 million and $1.64 million, respectively, while the market values were $1.3 million and $1.1 million, respectively.


8. BORROWINGS
In accordance with its current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

On May 23, 2000, the Fund entered into a $150 million commercial paper program with Nuveen Funding, LLC, a Delaware limited liability company whose sole purpose is the issuance of commercial paper. Nuveen Funding, LLC has the authority to issue a maximum of $150 million of commercial paper, at a discount, with maturities of up to 180 days, the proceeds of which are used to make advances to the Fund. This line of credit is secured by the assets of the Fund. For the three months ended October 31, 2002, the average daily balance of borrowings under the commercial paper program agreement was $103 million with an average interest rate of 1.96%.

The Fund has entered into a $155 million revolving credit agreement with Deutsche Bank AG which expires May 2003. Interest on borrowings is charged at a rate of either the Fed Funds rate plus .50%, LIBOR plus .50% or the Prime Rate. An unused commitment fee of .125% is charged on the unused portion of the facility. During the three months ended October 31, 2002, there were no borrowings under the revolving credit agreement and, therefore, there was no outstanding revolving credit balance at October 31, 2002.

Cash paid for interest during the three months ended October 31, 2002, was $504,926.

9. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a dividend distribution of $0.0470 per Common Share from its net investment income which was paid on December 2, 2002, to shareholders of record on November 15, 2002.

The Fund also declared a dividend distribution of $.0430 per Common Share from its net investment income which was paid on December 30, 2002, to shareholders of record on December 15, 2002.

10 SUBSEQUENT EVENT - ADVISER AND DISTRIBUTOR NAME CHANGE
Effective January 31, 2003, the Fund's Adviser changed its name from The John Nuveen Company to Nuveen Investments, Inc. At the same time, the Fund's Distributor changed its name from Nuveen Investments to Nuveen Investments, LLC.

Financial Highlights (Unaudited)
Selected data for a Common Share outstanding throughout each period:

                                                    Investment Operations                               Less Distributions
                                  ----------------------------------------------------------    ----------------------------------
                                                            Distributions
                                                            from Net       Distributions        From Net
                       Beginning               Net          Investment     from                 Investment
                       Common                  Realized/    Income         Capital Gains        Income to     Capital Gains
                       Share      Net          Unrealized   to Preferred   to Preferred         Common        to Common
                       Net Asset  Investment   Investment   Share-         Share-               Share-        Share-
                       Value      Income       Gain (Loss)  holders+       holders+    Total    holders       holders     Total
====================================================================================================================================
Year Ended 7/31:
2003(b)                $7.38       $ .15       $ (.44)       $(.01)       $   --       $(.30)     $ (.14)       $ --      $ (.14)
2002                    8.13         .68         (.71)        (.04)           --        (.07)       (.68)         --        (.68)
2001                    9.47        1.09        (1.29)        (.09)           --        (.29)      (1.03)        (.02)     (1.05)
2000(a)                 9.55         .75         (.12)        (.02)           --         .61        (.66)         --        (.66)
====================================================================================================================================

                                                                                        Total Returns
                                                                                      -----------------

                                                Ending                                            Based on
                                                Common                                            Common
                                                Share                                 Based       Share
                                                Net               Ending              on          Net
                             Offering           Asset             Market              Market      Asset
                             Costs              Value             Value               Value**     Value**
=========================================================================================================
Year Ended 7/31:
2003(b)                      $--                $6.94            $6.4200              (8.92)%     (4.06)%
2002                          --                 7.38             7.2000             (21.16)       (.65)
2001                          --                 8.13             9.9600              15.35       (3.30)
2000(a)                      (.03)               9.47             9.6250               3.21        6.20
=========================================================================================================

                                          Ratios/Supplemental Data
                             -------------------------------------------------
                                                      Before Credit/Waiver
                                                ------------------------------
                                                                  Ratio of Net
                                                Ratio of          Investment
                             Ending             Expenses          Income to
                             Net                to Average        Average
                             Assets             Net Assets        Net Assets
                             Applicable         Applicable        Applicable
                             to Common          to Common         to Common
                             Shares (000)       Shares++          Shares++
==============================================================================
Year Ended 7/31:
2003(b)                      $206,363           3.02%*             7.40%*
2002                          219,459           3.12               8.20
2001                          241,641           4.32              11.74
2000(a)                       280,479           3.81*              9.82*
==============================================================================


                                        Ratios/Supplemental Data
                             ------------------------------------------
                                  After Credit/Waiver***
                             -------------------------------
                                                Ratio of Net
                             Ratio of           Investment
                             Expenses           Income to
                             to Average         Average
                             Net Assets         Net Assets
                             Applicable         Applicable    Portfolio
                             to Common          to Common     Turnover
                             Shares++           Shares++      Rate
=======================================================================
Year Ended 7/31:
2003(b)                      2.26%*              8.17%*       15%
2002                         2.37                8.95         64
2001                         3.62               12.44         52
2000(a)                      3.21*              10.42*        40
=======================================================================


*    Annualized.

** Total Investment Return on Market Values is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common Share net asset value per share. Total returns are not annualized.

*** After custodian fee credit and expense waivers from the investment adviser, where applicable.

+    The amounts shown are based on Common Share equivalents.

++   Ratios do not reflect the effect of dividend payments to Taxable Auctioned
     Preferred Shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred Shares. Each Ratio of Expenses to Average Net Assets applicable to Common Shares and each Ratio of Net
     Investment Income to Average Net Assets applicable to Common Shares includes the effect of the interest expense paid on bank borrowings as follows:

                 Ratio of
                 Interest
                  Expense
               to Average
               Net Assets
            Applicable to
            Common Shares
        ------------------
2003(b)              .95%*
2002                1.09
2001                2.19
2000(a)             2.04*

(a)  For the period October 29, 1999 (commencement of operations) through
     July 31, 2000.

(b)  For the three months ended October 31, 2002.


                                 See accompanying notes to financial statements.
